Derivatives - Summary of Gross and Net Fair Value of Derivatives Outstanding Included in Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 8,607	$ 2,660
Gross amounts offset in the consolidated balance sheets	(270)	(1,488)
Net amounts in the consolidated balance sheets	8,337	1,172
Interest rate contracts [Member] | Counterparty A [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	8,607	2,660
Gross amounts offset in the consolidated balance sheets	(270)	(1,488)
Net amounts in the consolidated balance sheets	$ 8,337	$ 1,172